Capital and financial risk management - Credit risk - Operating activities - Trade receivables past due (Details) - Trade receivables - Financial assets at amortised cost - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Credit risk for trade receivables
Financial assets	€ 3,906	€ 3,242
Gross carrying amount
Credit risk for trade receivables
Financial assets	4,837	4,107
Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(931)	(865)
Current
Credit risk for trade receivables
Financial assets	2,825	2,486
Current | Gross carrying amount
Credit risk for trade receivables
Financial assets	2,878	2,553
Current | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(53)	(67)
30 days or less
Credit risk for trade receivables
Financial assets	489	341
30 days or less | Gross carrying amount
Credit risk for trade receivables
Financial assets	538	400
30 days or less | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(49)	(59)
Between 31 and 60 days
Credit risk for trade receivables
Financial assets	222	107
Between 31 and 60 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	252	134
Between 31 and 60 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(30)	(27)
Between 61 and 180 days
Credit risk for trade receivables
Financial assets	154	155
Between 61 and 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	280	284
Between 61 and 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	(126)	(129)
Greater than 180 days
Credit risk for trade receivables
Financial assets	216	153
Greater than 180 days | Gross carrying amount
Credit risk for trade receivables
Financial assets	889	736
Greater than 180 days | Expected credit loss allowance
Credit risk for trade receivables
Financial assets	€ (673)	€ (583)